Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and expenses [Abstract]
Reversal of provision for legal claims and contingent consideration	$ 8	$ 0	$ 11
Rental income	3	3	1
Capital gain	1	9	16
Profit from divestment	0	22	14
Insurance Compensation	0	15	0
Past service cost	0	0	12
Reversal of Impairment of fixed assets	0	0	9
Other	10	5	0
Other income recorded in the income statements	22	54	63
Financial instrument at fair value	65	0	0
Provision for site closure, restoration costs and efficiency plan	45	6	14
Provision for legal claims	1	17	17
Transaction costs	0	0	8
Impairment and disposal of assets	0	0	9
Other	17	7	9
Other expenses recorded in the income statements	$ 128	$ 30	$ 57